4. Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Archival Images, and Property and Equipment

5.	PROPERTY AND EQUIPMENT, NET

	June 30,	December 31,	Estimated
	2019	2018	Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	4,689,268	4,576,768	5-10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	7,628,067	7,515,567
Less accumulated deprecation	(2,531,785)	(1,981,887)
Total property and equipment, net	$5,096,282	$5,533,680

Depreciation expense was $549,898 and $206,691 for the six months ended June 30, 2019 and 2018, respectively, of which $518,648 and $188,756 are reported in cost of revenue, respectively.

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2018 and 2017 comprise of the following:

	December 31,		Estimated
	2018	2017	Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	4,562,266	939,343	5-10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	87,189	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	7,515,567	3,878,142
Less accumulated deprecation	(1,981,887)	(1 384,918)
Total property and equipment, net	$5,533,680	$2,493,224

Depreciation expense for the years ended December 31, 2018 and 2017 was $596,969 and $407,746, respectively.